<SEQUENCE>1
<FILENAME>13FQ3-2009.xfd




	UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	December 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:

Barbara N. Romeo  New York, NY  January 13, 2010

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 80

Form 13-F Information Table Value Toatl: $347,484 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
Abovenet, Inc.        COM 00374N107  7078  108825 SH SOLE  101285  7540
Altria Group Inc      COM 02209S103   832   42400 SH SOLE   42400
America Movil SA      COM 02364W105  4005   85250 SH SOLE   77050  8200
American Public EducatCOM 02913V103   267    7765 SH SOLE    7765
American Tel & Tel Co.COM 001957109   213    7600 SH SOLE    7600
Amgen                 COM 031162100  5206   92025 SH SOLE   84425  7600
Apache Corp           COM 037411105  2167   21000 SH SOLE   18600  2400
Apple Computer Inc.   COM 037833100  7732   36690 SH SOLE   36040   650
Arena Resources Inc.  COM 040049108   439   10180 SH SOLE   10180
Artio Global InvestorsCOM 04315b107  1346   52795 SH SOLE   52795
Aspen Insurance HoldinCOM G05384105  2161   84900 SH SOLE   84900
Atlas Energy, Inc.    COM 049167109   325   10771 SH SOLE   10771
BPZ Resources Inc.    COM 055639108  1110  116800 SH SOLE  105300 11500
Baxter International  COM 071813109  1226   20900 SH SOLE   20900
Bemis Company Inc     COM 081437105  1548   52200 SH SOLE   52200
BroadCom Corporation  COM 111320107   253    8040 SH SOLE    8040
CVS Corp              COM 126650100   851   26430 SH SOLE   26430
Carrizo Oil & Gas     COM 144577103   447   16860 SH SOLE   16060   800
Catalyst Health SolutiCOM 14888B103   219    6015 SH SOLE    6015
Cisco Systems. Inc.   COM 17275R102   934   39000 SH SOLE   39000
Cognizant Technology  COM 192446102 10448  230480 SH SOLE  217880 12600
Companhia Vale Do Rio COM 204412209  1498   51600 SH SOLE   47900  3700
Continental Resources COM 212015101  6613  154190 SH SOLE  145490  8700
Cybersource Corp.     COM 23251J106   400   19870 SH SOLE   19870
Dendreon Corp         COM 24823q107   593   22550 SH SOLE   22550
Devon Energy Corp     COM 25179M103   398    5420 SH SOLE    5420
Dun & Bradstreet Inc. COM 26483E100  4400   52150 SH SOLE   48150  4000
Ebay                  COM 278642103  2341   99480 SH SOLE   95980  3500
Everest Re Group Inc  COM G3223R108  2176   25400 SH SOLE   25400
Evergreen Energy Inc  COM 30024B104   382 1140000 SH SOLE 1102000 38000
Express Scripts Inc   COM 302182100 14195  164255 SH SOLE  157455  6800
Flextronics Int'l Ltd COM Y2573F102  1493  204300 SH SOLE  204300
Focus Media           COM 34415V108   579   36500 SH SOLE   36500
Freeport-McMoRan CoppeCOM 35671D857  1263   15730 SH SOLE   14630  1100
Google Inc            COM 38259P508 20265   32686 SH SOLE   30031  2655
HMS Holdings Corp     COM 40425j101   726   14915 SH SOLE   14415   500
Hertz Global Holding  COM 42805T105   260   21800 SH SOLE   21800
Intl. Business Mach.  COM 459200101 17060  130325 SH SOLE  117625 12700
Intrepid Potash, Inc  COM 46121y102   259    8885 SH SOLE    8885
Iridium CommunicationsCOM 46269c102   136   16900 SH SOLE   16900
Johnson & Johnson     COM 478160104   457    7094 SH SOLE    7094
Kimberly Clark Corp   COM 494368103  1059   16616 SH SOLE   13496  3120
Linn Energy, LLC      COM 536020100  5792  207730 SH SOLE  185630 22100
Mastercard Inc.       COM 57636q104 11660   45550 SH SOLE   43525  2025
McAfee Inc.           COM 579064106  7120  175495 SH SOLE  162795 12700
Medco Health SolutionsCOM 58405U102 13589  212620 SH SOLE  205420  7200
Microsoft Corp        COM 594918104 21043  690376 SH SOLE  638349 52027
Millicom Int'l Cellu  COM L6388F110 66880  906604 SH SOLE  873284 33320
Mobile Telesystems ADSCOM 607409109  8390  171605 SH SOLE  161205 10400
NII Holdings Inc      COM 62913F201  1657   49350 SH SOLE   49350
Nice Systems Ltd.     COM 653656108   284    9165 SH SOLE    9165
Noble Energy Inc      COM 655044105 10772  151252 SH SOLE  143700  7552
Occidental Petroleum  COM 674599105  1383   17000 SH SOLE   17000
Philip Morris Int'l   COM 718172109  2067   42900 SH SOLE   42900
Potash Corp           COM 73755L107  2584   23820 SH SOLE   22920   900
Proctor & Gamble Co.  COM 742718109  2348   38728 SH SOLE   36584  2144
Qualcomm Inc.         COM 747525103   688   14865 SH SOLE   14865
Range Resources Corp  COM 75281a109  7353  147510 SH SOLE  140510  7000
Raytheon Co.          COM 755111507  1350   26200 SH SOLE   26200
Rex Energy CorporationCOM 761565100   299   24955 SH SOLE   24955
Rosetta Resources     COM 777779307   228   11460 SH SOLE   11460
STEC, Inc.            COM 784774101   660   40400 SH SOLE   40400
SXC Health Solutions  COM 78505P100   489    9070 SH SOLE    9070
Safestitch Medical IncCOM 78645y102    46   36780 SH SOLE   36780
Solera Holdings, Inc. COM 83421a104   282    7820 SH SOLE    7820
Southwestern Energy CoCOM 845467109 14788  306800 SH SOLE  291300 15500
Symantec Corp         COM 871503108  5415  302700 SH SOLE  283000 19700
TNS Inc.              COM 872960109   229    8925 SH SOLE    8925
The Mosaic Company    COM 61945a107  1072   17950 SH SOLE   17950
Transocean Inc        COM G90078109  1126   13595 SH SOLE   13595
URS Corporation       COM 903236107  1345   30200 SH SOLE   27900  2300
United Technologies CoCOM 913017109  1128   16250 SH SOLE   16250
United Therapeutics   COM 91307c102   744   14125 SH SOLE   12125  2000
VISA Inc.             COM 92826c839  7297   83430 SH SOLE   78130  5300
Venoco, Inc           COM 92275p307   299   22940 SH SOLE   22940
Vimpel Communications COM 68370R109  2490  133950 SH SOLE  110450 23500
WR Berkley Corp       COM 084423102  1358   55100 SH SOLE   55100
Warner Chilcott plc   COM g94368100 12145  426585 SH SOLE  401685 24900
XTO Energy            COM 98385X106  5723  123006 SH SOLE  118505  4501
Infusystems Warrants      45685k110     4   75000 SH SOLE   75000
               </SEC-DOCUMENT>